Annual Operating Expenses {- Fidelity® Total Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-06 - Fidelity® Total Bond ETF - Fidelity Total Bond ETF-Default	Dec. 30, 2020
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%